Other Balance Sheets Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses and other current assets:
Rental and other deposits	$ 1,604	$ 1,606
Deductible value-added taxes	8,575	4,860
Investment prepayment	37,269	29,055
Advertising prepayment	5,266	8,563
Prepayment to outsourced service providers	3,294	3,380
Amounts deposited by users	49,459	50,194
Content fees	18,070	15,796
Others	8,754	9,385
Prepaid expenses and other current assets	348,774	359,881
Related Parties [Member] | Other related parties
Prepaid expenses and other current assets:
Loans to and interest receivable	88,500	100,000
Other related parties
Prepaid expenses and other current assets:
Loans to and interest receivable	88,500	100,000
Third parties
Prepaid expenses and other current assets:
Loans to and interest receivable	$ 127,983	$ 137,042